Schedule IV Reinsurance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Direct amount	$ 59,398	$ 66,299	$ 71,620
Life insurance in force, Ceded to other companies	50,925	57,082	61,791
Life insurance in force, Assumed from other companies	0	0	0
Life insurance in force, Net amount	$ 8,473	$ 9,217	$ 9,829
Life insurance in force, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums and policy fees, Direct amount	$ 77,939	$ 73,236	$ 70,217
Premiums and policy fees, Ceded to other companies	1,264	1,329	1,347
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 76,675	$ 71,907	$ 68,870
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 920	$ 1,025	$ 1,144
Premiums and policy fees, Ceded to other companies	781	836	842
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 139	$ 189	$ 302
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Annuity
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 73,506	$ 68,752	$ 65,603
Premiums and policy fees, Ceded to other companies	0	0	0
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 73,506	$ 68,752	$ 65,603
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 3,513	$ 3,459	$ 3,470
Premiums and policy fees, Ceded to other companies	483	493	505
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 3,030	$ 2,966	$ 2,965
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%